JEFFREY  A. PROULX
Associate Counsel

Phone (612) 372-1810
Fax (612) 342-7531







April 29, 1999


U.S. Securities and Exchange Commission
450 Fifth Street Northwest
Washington, D.C. 20549-1004


Attention: Filing Desk


RE:      ReliaStar Select Variable Account (Select*Annuity III)
         SEC File No.   33-69892
         CIK No.   0000356778

Dear Sir or Madam:

In accordance with the provisions of Securities Act Rule 497(j) this letter serves to certify that the most recent amendment to the registration statement on Form N-4 for the above-captioned Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 10 to the registration statement, which was the most recent amendment to the registration statement, was filed electronically with the Commission on April 16, 1999 and will become effective on April 30, 1999.

Sincerely,

ReliaStar Select Variable Account



By:      /s/ Jeffrey A. Proulx
         ----------------------------------------
         Jeffrey A. Proulx
         Associate Counsel